UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06094

Exact name of registrant as specified in charter:	Aberdeen Latin America Equity Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	9/30/10

Item 1: Schedule of Investments

Aberdeen Latin America Equity Fund, Inc.
Portfolio of Investments
September 30, 2010 (unaudited)

No. of Shares	Description	Value

EQUITY OR EQUITY-LINKED SECURITIES-123.0%
ARGENTINA-3.7%

ENERGY EQUIPMENT & SERVICES-3.7%

237,000	Tenaris S.A., ADR (cost $9,379,613)	$ 9,105,540
BRAZIL-83.6%

AEROSPACE & DEFENSE-1.4%
505,000	Empresa Brasileira de Aeronautica S.A.	3,521,418

COMMERCIAL BANKS-15.0%
1,137,400	Banco Bradesco S.A.	18,098,739
469,601	Banco Bradesco S.A., PN	9,405,052
87,302	Banco Itaú Holding Financeira S.A., PN	2,086,093
290,286	Itau Unibanco Holding S.A., ADR	7,019,116
		36,609,000

COMMERCIAL SERVICES & SUPPLIES-1.9%
432,000	American Banknote S.A.	4,616,774

DIVERSIFIED FINANCIAL SERVICES-1.8%
515,563	BM&F Bovespa S.A.	4,307,393

FOOD PRODUCTS-1.8%
293,368	BRF - Brasil Foods S.A.	4,460,323

HEALTH CARE PROVIDERS & SERVICES-2.5%
524,000	Odontoprev S.A.	6,153,786

INSURANCE-1.3%
326,000	Amil Participações S.A.	3,131,710

IT SERVICES-1.9%
528,000	Cielo S.A.	4,592,118

MACHINERY-1.1%
251,844	Weg S.A.	2,750,931

MEDIA-1.7%
191,000	Saraiva S.A. Livreiros Editores, PN	4,115,130

METALS & MINING-14.5%
180,800	Bradespar S.A., PN	4,323,443
272,000	Usinas Siderúrgicas de Minas Gerais S.A.	4,138,659
968,000	Vale S.A., ADR	26,862,000
		35,324,102

MULTILINE RETAIL-5.8%
414,000	Lojas Renner S.A.	14,175,219

OIL, GAS & CONSUMABLE FUELS-15.8%
829,433	Petroleo Brasileiro S.A., ADR	27,221,991
186,000	Ultrapar Participacoes S.A., ADR	11,383,200
		38,605,191

PERSONAL PRODUCTS-4.5%
405,000	Natura Cosmeticos S.A.	10,880,347

REAL ESTATE MANAGEMENT & DEVELOPMENT-4.8%
558,097	Multiplan Empreendimentos Imobiliarios S.A.	11,829,884

ROAD & RAIL-2.2%
318,000	Localiza Rent a Car S.A.	5,341,777

SOFTWARE-1.2%
38,000	Totvs S.A.	2,914,534

TOBACCO-2.5%
123,000	Souza Cruz S.A.	$ 6,141,103

TRANSPORTATION INFRASTRUCTURE-1.9%
302,000	Wilson Sons Ltd.	4,727,081
	Total Brazil (cost $123,606,506)	204,197,821

CHILE-8.3%

AIRLINES-0.3%
23,143	Lan Airlines S.A.	679,767

BEVERAGES-0.5%
540,000	Viña Concha y Toro S.A.	1,295,152

CHEMICALS-0.4%
18,800	Sociedad Química y Minera de Chile S.A., PNB	909,583

COMMERCIAL BANKS-0.9%
25,113,969	Banco Santander Chile	2,336,666

DIVERSIFIED TELECOMMUNICATION SERVICES-0.3%
38,693	Empresa Nacional de Telecomunicaciones S.A.	628,416

ELECTRIC UTILITIES-0.7%
3,780,000	Enersis S.A.	1,781,950

FOOD & STAPLES RETAILING-0.9%
321,000	Cencosud S.A.	2,173,628

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.4%
4,152,645	Colbun S.A.	1,184,875
1,249,910	Empresa Nacional de Electricidad S.A.	2,261,261
		3,446,136

INDUSTRIAL CONGLOMERATES-0.9%
18,518	Antarchile S.A.	409,299
98,000	Empresas COPEC S.A.	1,836,803
		2,246,102

MULTILINE RETAIL-0.3%
77,000	S.A.C.I. Falabella	749,224

PAPER & FOREST PRODUCTS-0.7%
29,857	Empresas CMPC S.A.	1,617,396

WATER UTILITIES-1.0%
84,144	Inversiones Aguas Metropolitanas S.A., ADR(a)(b)	2,510,722
	Total Chile (cost $8,231,816)	20,374,742

LATIN AMERICA-0.1%

VENTURE CAPITAL-0.1%

2,503,967(c)	JPMorgan Latin America Capital Partners L.P. (cost $917,439)(d)(e)(f)(g)	317,178

MEXICO-27.2%

BEVERAGES-4.2%
201,402	Fomento Economico Mexicano S.A.B. de C.V., ADR	10,217,123

COMMERCIAL BANKS-4.1%
2,647,000	Grupo Financiero Banorte S.A.B. de C.V.	10,039,563

FOOD & STAPLES RETAILING-4.3%
1,760,000	Organización Soriana S.A.B. de C.V.	4,873,838
2,278,000	Wal-Mart de México S.A.B. de C.V., Series V	5,729,885
		10,603,723

HOUSEHOLD DURABLES-1.6%
1,799,741	Urbi Desarrollos Urbanos S.A.B. de C.V.(d)	3,768,620

HOUSEHOLD PRODUCTS-2.7%
1,021,000	Kimberly-Clark de Mexico S.A.B. de C.V.	$ 6,549,961

TRANSPORTATION INFRASTRUCTURE-3.2%
291,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR	4,248,600
74,134	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	3,519,882
		7,768,482

WIRELESS TELECOMMUNICATION SERVICES-7.1%
6,503,655	América Móvil S.A.B. de C.V., Series L	17,380,511
	Total Mexico (cost $48,174,858)	66,327,983

GLOBAL-0.1%

VENTURE CAPITAL-0.1%

2,237,292(c)	Emerging Markets Ventures I, L.P. (cost $860,564)(d)(e)(f)(g)	234,603

	Total Equity or Equity-Linked Securities (cost $191,170,796)	300,557,867

SHORT-TERM INVESTMENTS-0.4%

Chilean Mutual Fund-0.1%

56,417	Fondo Mutuo Security Plus (cost $189,235)	223,703

Principal Amount (000's)

UNITED KINGDOM-0.3%
$716	Citibank London, overnight deposit, 0.03%, 10/01/10 (cost $716,000)	716,000

	Total Short-Term Investments (cost $905,235)	939,703

	Total Investments-123.4% (cost $192,076,031)	301,497,570

	Liabilities in Excess of Cash and Other Assets-(23.4)%	(57,170,155)

	Net Assets-100.0%	$ 244,327,415

(a)	Illiquid Security.
(b)	SEC Rule 144A security. Such securities are traded only among "qualified institutional buyers."
(c)	Represents contributed capital.
(d)	Non-income producing security.
(e)	Restricted security, not readily marketable.
(f)
Security was fair valued as of September 30, 2010. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

(g)	As of September 30, 2010, the aggregate amount of open commitments for the Fund is $812,869.

ADR	American Depositary Receipts.
PN	Preferred Shares.
PNB	Preferred Shares, Class B.

Security Valuation - Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Fund’s Board. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values restricted securities at fair value. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 09/30/10	Percent of Net Assets	Distributions Received	Open Commitments
Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	$ 860,564	$ 234,603	0.10	$ 2,451,066	$ 262,708
JPMorgan Latin America Capital Partners, L.P.	04/10/00 - 10/20/09	917,439	317,178	0.13	2,508,571	550,161
Total		$ 1,778,003	$ 551,781	0.23	$ 4,959,637	$ 812,869

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments.
Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or investee companies such as publicly traded prices, financial statements, capital statements, recent transactions, and general market conditions.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments carried at value:

Investments, at value	Level 1*	Level 2*	Level 3*	Balance as of 09/30/2010
Aerospace & Defense	$ 3,521,418	$ –	$ –	$ 3,521,418
Airlines	679,767	–	–	679,767
Beverages	11,512,275	–	–	11,512,275
Chemicals	909,583	–	–	909,583
Chilean Mutual Fund	223,703	–	–	223,703
Commercial Banks	48,985,229	–	–	48,985,229
Commercial Services & Supplies	4,616,774	–	–	4,616,774
Diversified Financial Services	4,307,393	–	–	4,307,393
Diversified Telecommunication Services	628,416	–	–	628,416
Electric Utilities	1,781,950	–	–	1,781,950
Energy Equipment & Services	9,105,540	–	–	9,105,540
Food & Staples Retailing	12,777,351	–	–	12,777,351
Food Products	4,460,323	–	–	4,460,323
Health Care Providers & Services	6,153,786	–	–	6,153,786
Household Durables	3,768,620	–	–	3,768,620
Household Products	6,549,961	–	–	6,549,961
Independent Power Producers & Energy Traders	3,446,136	–	–	3,446,136
Industrial Conglomerates	2,246,102	–	–	2,246,102
Insurance	3,131,710	–	–	3,131,710
IT Services	4,592,118	–	–	4,592,118
Machinery	2,750,931	–	–	2,750,931
Media	4,115,130	–	–	4,115,130
Metals & Mining	35,324,102	–	–	35,324,102
Multiline Retail	14,924,443	–	–	14,924,443
Oil, Gas & Consumable Fuels	38,605,191	–	–	38,605,191
Paper & Forest Products	1,617,396	–	–	1,617,396
Personal Products	10,880,347	–	–	10,880,347
Real Estate Management & Development	11,829,884	–	–	11,829,884
Road & Rail	5,341,777	–	–	5,341,777
Software	2,914,534	–	–	2,914,534
Tobacco	6,141,103	–	–	6,141,103
Transportation Infrastructure	12,495,563	–	–	12,495,563
Venture Capital	–	–	551,781	551,781
Water Utilities	2,510,722	–	–	2,510,722
Wireless Telecommunication Services	17,380,511	–	–	17,380,511
Short-Term Investments	–	716,000	–	716,000
Total	$ 300,229,789	$ 716,000	$ 551,781	$ 301,497,570

At September 30, 2010 , there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2009	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Net transfers in and/or out of Level 3	Balance as of 09/30/2010
Venture Capital	$569,141	$-	$-	$(17,360)	$-	$-	$551,781
Total	$569,141	$-	$-	$(17,360)	$-	$-	$551,781

For the period ended September 30, 2010, there have been no significant changes to the fair value methodologies.

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At September 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $ 192,076,031, $ 113,004,947, $ (3,583,408) and $ 109,421,539, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Subsequent Events- Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to as of September 30, 2010.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Latin America Equity Fund, Inc.

By:          /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Latin America Equity Fund, Inc.

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:           /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Latin America Equity Fund, Inc.

                Date: November 24, 2010

By:          /s/ Andrea Melia__________
Andrea Melia,
Treasurer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 24, 2010